Expense Example - Transamerica Morgan Stanley Global Allocation VP	Initial 1 year	Initial 3 years	Initial 5 years	Initial 10 years	Service 1 year	Service 3 years	Service 5 years	Service 10 years
USD ($)	84	268	468	1,046	109	347	603	1,338